Leases - Additional information (Details) - Wag Labs, Inc. - USD ($) $ in Thousands	1 Months Ended		6 Months Ended
	Nov. 30, 2021	Feb. 29, 2020	Jun. 30, 2022	Jun. 30, 2021	Jan. 01, 2022	Apr. 30, 2019
Lessee, Lease, Description [Line Items]
Rent expense, net of sublease income				$ 2,500
Operating right-of-use asset			$ 345
Cash payments, net of sublease income			$ 300
Discount rate			11.00%
Mountain View, CA Office Space
Lessee, Lease, Description [Line Items]
Operating lease term						3 years
Base lease payments		$ 2,000
Sublease income			$ 500	$ 400
Mountain View, CA Additional Office Space
Lessee, Lease, Description [Line Items]
Operating lease term		1 year
Option to extend		false
Phoenix, AZ Office Space
Lessee, Lease, Description [Line Items]
Operating lease term	21 months
Option to extend	false
2016-02 | Cumulative Effect Period Of Adoption Adjustment
Lessee, Lease, Description [Line Items]
Operating right-of-use asset					$ 500
Lease liabilities					$ 500